Expense Example - FidelityGovernmentIncomeFund-AMCIZPRO - FidelityGovernmentIncomeFund-AMCIZPRO - Fidelity Government Income Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Government Income Fund - Class A
Expense Example:
1 year	$ 476
3 years	639
5 years	816
10 years	1,327
Fidelity Advisor Government Income Fund - Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,621
Fidelity Advisor Government Income Fund - Class M
Expense Example:
1 year	474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor Government Income Fund - Class I
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Fidelity Advisor Government Income Fund - Class Z
Expense Example:
1 year	37
3 years	121
5 years	215
10 years	$ 489